Supplemental Oil and Natural Gas Disclosures (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Estimated Quantities of Proved Developed Oil and Natural Gas Reserves
Estimated quantities of proved oil and natural gas reserves are summarized as follows:

	Net Reserves
	Oil (Barrels)	Natural Gas (Mcf)

	(In thousands)
Consolidated entities:
Year-end 2009	580	6,660
Revisions of previous estimates	123	709
Extensions and discoveries	21	514
Production	(115)	(1,224)
Year-end 2010	609	6,659
Revisions of previous estimates	197	3
Extensions and discoveries	410	2,670
Production	(152)	(1,129)
Year-end 2011	1,064	8,203
Revisions of previous estimates	45	(2,163)
Extensions and discoveries	86	241
Acquisitions	2,396	7,109
Production	(371)	(1,668)
Year-end 2012	3,220	11,722
Our share of ventures accounted for using the equity method:
Year-end 2009	—	2,508
Revisions of previous estimates	—	1,041
Extensions and discoveries	—	895
Production	—	(573)
Year-end 2010	—	3,871
Revisions of previous estimates	—	(95)
Extensions and discoveries	—	—
Production	—	(493)
Year-end 2011	—	3,283
Revisions of previous estimates	—	(390)
Extensions and discoveries	—	—
Production	—	(321)
Year-end 2012	—	2,572
Total consolidated and our share of equity method ventures:
Year-end 2010(a)	609	10,530
Year-end 2011(a)	1,064	11,486
Year-end 2012	—	—
Proved developed reserves	2,416	13,020
Proved undeveloped reserves	804	1,274
Total Year-end 2012	3,220	14,294
 _____________________

(a)	In 2011 and 2010, consolidated entities and equity method ventures did not include any proved undeveloped reserves. In 2012, proved undeveloped reserves are a result of our acquisition of Credo.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities
Costs incurred in oil and natural gas property acquisition, exploration and development activities, whether capitalized or expensed, follows:

	For the Year
	2012	2011	2010
	(In thousands)
Consolidated entities:
Acquisition of properties	$4,418	$714	$—
Exploration costs	1,752	549	—
Development costs	15,938	3,597	5
Total cost incurred for consolidated entities	$22,108	$4,860	$5

Estimates of Future Cash Flows from Proved Developed Oil and Natural Gas Reserves
Estimates of future cash flows from proved oil and natural gas reserves are shown in the following table. Estimated income taxes are calculated by applying the appropriate tax rates to the estimated future pre-tax net cash flows less depreciation of the tax basis of properties and the statutory depletion allowance.

	At Year-End
	2012	2011	2010
	(In thousands)
Consolidated entities:
Future cash inflows	$322,098	$142,043	$74,264
Future production and development costs	(104,441)	(18,929)	(9,003)
Future income tax expenses	(50,350)	(38,681)	(20,570)
Future net cash flows	167,307	84,433	44,691
10% annual discount for estimated timing of cash flows	(60,764)	(31,735)	(17,881)
Standardized measure of discounted future net cash flows	$106,543	$52,698	$26,810
Our share in ventures accounted for using the equity method:
Future cash inflows	$5,125	$12,346	$15,748
Future production and development costs	(551)	(1,731)	(3,545)
Future income tax expenses	(1,738)	(3,154)	(3,542)
Future net cash flows	2,836	7,461	8,661
10% annual discount for estimated timing of cash flows	(1,423)	(3,953)	(4,334)
Standardized measure of discounted future net cash flows	$1,413	$3,508	$4,327
Total consolidated and our share of equity method ventures	$107,956	$56,206	$31,137

Changes in Standardized Measure of Discounted Future Net Cash Flow
Changes in the standardized measure of discounted future net cash flow follow:

	For the Year
	Consolidated	Our Share of Equity Method Ventures	Total
	(In thousands)
Year-end 2009	$21,138	$2,672	$23,810
Changes resulting from:
Net change in sales prices and production costs	9,929	939	10,868
Sales of oil and natural gas, net of production costs	(12,690)	(2,104)	(14,794)
Net change due to extensions and discoveries	2,148	1,526	3,674
Net change due to revisions of quantity estimates	9,153	2,224	11,377
Accretion of discount	2,340	279	2,619
Net change in income taxes	(5,208)	(1,209)	(6,417)
Aggregate change for the year	5,672	1,655	7,327
Year-end 2010	26,810	4,327	31,137
Changes resulting from:
Net change in sales prices and production costs	8,476	153	8,629
Sales of oil and natural gas, net of production costs	(17,747)	(1,622)	(19,369)
Net change due to extensions and discoveries	32,671	—	32,671
Net change due to revisions of quantity estimates	17,586	(204)	17,382
Accretion of discount	3,013	466	3,479
Net change in income taxes	(18,111)	388	(17,723)
Aggregate change for the year	25,888	(819)	25,069
Year-end 2011	52,698	3,508	56,206
Changes resulting from:
Net change in sales prices and production costs	(5,709)	(2,497)	(8,206)
Net change in future development costs	(1,834)	—	(1,834)
Sales of oil and natural gas, net of production costs	(31,732)	(632)	(32,364)
Net change due to extensions and discoveries	5,596	—	5,596
Net change due to acquisition of reserves	86,013	—	86,013
Net change due to revisions of quantity estimates	(2,254)	18	(2,236)
Previously estimated development costs incurred	1,007	—	1,007
Accretion of discount	7,377	401	7,778
Net change in income taxes	(4,619)	615	(4,004)
Aggregate change for the year	53,845	(2,095)	51,750
Year-end 2012	$106,543	$1,413	$107,956

Information About Results of Operations of Oil and Natural Gas Interests
Information about the results of operations of our oil and natural gas interests follow:

	For the Year
	2012	2011	2010
	(In thousands)
Consolidated entities(a)
Revenues	$36,204	$19,239	$13,724
Production costs	(4,472)	(1,492)	(1,032)
Exploration expenses	(1,754)	(549)	—
Depreciation, depletion, amortization	(4,931)	(337)	(334)
Oil and natural gas administrative expenses	(8,332)	(4,445)	(3,295)
Income tax expenses	(4,841)	(3,645)	(2,637)
Results of operations	$11,874	$8,771	$6,426
Our share in ventures accounted for using the equity method:
Royalty revenues	$770	$1,882	$2,359
Production costs	(138)	(260)	(255)
Exploration expenses	—	—	—
Depreciation, depletion, amortization	—	—	—
Oil and natural gas administrative expenses	(123)	(228)	(70)
Income tax expenses	(147)	(400)	(605)
Results of operations	$362	$994	$1,429
Total results of operations	$12,326	$9,765	$7,855
 _____________________

(a)	2012 includes only three months of operations from Credo due to our September 28, 2012 acquisition.

Oil and Natural Gas Produced and Average Unit Prices Related to Royalty and Non-Operating Working Interests
Oil and natural gas produced and average unit prices related to our royalty and working interests follows:

	For the Year
	2012	2011	2010
Consolidated entities:
Oil production (barrels)	371,300	151,900	115,400
Average price per barrel	$85.09	$96.84	$73.09
Natural gas production (millions of cubic feet)	1,667.7	1,128.6	1,223.6
Average price per thousand cubic feet	$2.76	$4.01	$4.32
Our share of ventures accounted for using the equity method:
Natural gas production (millions of cubic feet)	321.3	493.4	572.8
Average price per thousand cubic feet	$2.40	$3.81	$4.12
Total consolidated and our share of equity method ventures:
Oil production (barrels)	371,300	151,900	115,400
Average price per barrel	$85.09	$96.84	$73.09
Natural gas production (millions of cubic feet)	1,989.0	1,622.0	1,796.4
Average price per thousand cubic feet	$2.71	$3.95	$4.26
Total BOE (barrel of oil equivalent)(a)	702,800	422,200	414,800
Average price per barrel of oil equivalent	$52.16	$50.02	$38.77
 _____________________

(a)	Natural gas is converted to barrels of oil equivalent (BOE) using the conversion of six Mcf to one barrel of oil.

Consolidated Entities [Member]
Capitalized Cost Related to Oil and Natural Gas Producing Activities
Capitalized costs related to our oil and natural gas producing activities are as follows:

	At Year-End
	2012	2011
	(In thousands)
Consolidated entities:
Unproved oil and natural gas properties	$81,672	$714
Proved oil and natural gas properties	81,412	4,002
Total costs	163,084	4,716
Less accumulated depreciation, depletion and amortization	(4,657)	(155)
Net capitalized costs	$158,427	$4,561